Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	hf_SupplementTextBlock
THE HUNTINGTON FUNDS

(the “Trust”)

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON SITUS FUND

HUNTINGTON BALANCED ALLOCATION FUND

(each a “Fund” and together the “Funds”)

SUPPLEMENT DATED JANUARY 13, 2016, TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

Effective December 31, 2015, Huntington Asset Advisors, Inc. (the “Advisor”) was acquired by Rational Capital LLC. The Advisor, renamed Rational Advisors, Inc., is no longer a wholly-owned subsidiary of The Huntington National Bank and is no longer affiliated with Huntington Bancshares, Incorporated. All references to such affiliations are deleted.

HUNTINGTON DIVIDEND CAPTURE FUND

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON DIVIDEND CAPTURE FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	None	None	1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares	Class C Shares
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	1.00%
Other Expenses (including shareholder services fee of 0.25% applicable to Institutional Shares and Class A Shares only)(2)	0.56%	0.56%	0.31%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.39%	1.64%	2.14%
Fee Waivers and/or Expense Reimbursements(3)	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.09%	1.34%	1.84%

(1)	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.
(2)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(3)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25% and 1.75% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under this arrangement for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual periods only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$111	$395	$717	$1,629
Class A Shares	$605	$925	$1,283	$2,290
Class C Shares — no redemption	$187	$626	$1,107	$2,436
Class C Shares — with redemption	$287	$626	$1,107	$2,436

EFFECTIVE ON OR ABOUT MARCH 15, 2016, THE FUND’S 80% INVESTMENT POLICY WILL BE REVISED AS FOLLOWS:

The Fund will invest at least 80% of its assets in dividend-paying stocks, including preferred stocks and real estate investment trusts (“REITs”).

HUNTINGTON GLOBAL SELECT MARKETS FUND

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON GLOBAL SELECT MARKETS FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)(1)	1.68%	1.68%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	2.72%	2.97%
Fee Waivers and/or Expense Reimbursements(2)	(1.38%)	(1.38%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.34%	1.59%

(1)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(2)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.25% and 1.50% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$136	$644	$1,251	$2,895
Class A Shares	$629	$1,160	$1,786	$3,465

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE “FUND SUMMARIES - PRINCIPAL INVESTMENT STRATEGY - HUNTINGTON GLOBAL SELECT MARKETS FUND” SECTION OF THE PROSPECTUS:

As part as part of its emerging markets equity strategy, the Fund’s Sub-Advisor (as defined below) utilizes a currency overlay program designed to neutralize currency risk, which can be a significant drag on portfolio returns if unhedged. The overlay process is fully systematic except at times of exceptional or projected market stress, when management of the Sub-Advisor has discretion to override the model. The Sub-Advisor uses a four-factor dynamic hedging model, with hedge ratios normally updated on a weekly basis. Instruments used in this currency overlay are spot and forward contracts (both deliverable and non-deliverable). Options or similar derivatives are not utilized within the currency overlay program.

HUNTINGTON REAL STRATEGIES FUND

EFFECTIVE JANUARY 1, 2016, INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON REAL STRATEGIES FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)(1)	1.59%	1.59%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	2.45%	2.70%
Fee Waivers and/or Expense Reimbursements(2)	(1.29%)	(1.29%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	1.41%

(1)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(2)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% and 1.25% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$118	$575	$1,127	$2,636
Class A Shares	$612	$1,095	$1,669	$3,224

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE “FUND SUMMARIES - PRINCIPAL INVESTMENT STRATEGY - HUNTINGTON REAL STRATEGIES FUND” SECTION AND THE “PRINCIPAL INVESTMENT STRATEGIES AND RISKS - HUNTINGTON REAL STRATEGIES FUND – INVESTMENT STRATEGY” SECTION OF THE PROSPECTUS:

Consistent with its objective, the Fund may invest in options, futures and other derivative contracts such as swaps. To lower volatility, the Fund may write call options and put options on individual stocks. An option grants to a holder the right, but not the obligation, to buy or sell an asset, including securities, at a specified price on or before a specified date. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE “FUND SUMMARIES - PRINCIPAL INVESTMENT RISKS – HUNTINGTON REAL STRATEGIES FUND” AND IS ADDED TO THE LIST OF PRINCIPAL RISKS IN THE “PRINCIPAL INVESTMENT STRATEGIES AND RISKS – HUNTINGTON REAL STRATEGIES FUND – WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?” SECTION OF THE PROSPECTUS:

Derivative Contracts and Hybrid Instruments Risk. A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Derivative contracts and hybrid instruments may also involve other risks described in the prospectus or SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

HUNTINGTON SITUS FUND

EFFECTIVE JANUARY 1, 2016, INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON SITUS FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	None	None	1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares	Class C Shares
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	1.00%

Other Expenses (including shareholder services fee of 0.25% applicable to Institutional Shares and Class A Shares only)(2)	0.78%	0.78%	0.53%
Acquired Fund Fees and Expenses	None	None	None
Total Annual Fund Operating Expenses	1.53%	1.78%	2.28%
Fee Waivers and/or Expense Reimbursements(3)	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	1.30%	1.80%

(1)	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.
(2)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(3)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25% and 1.75% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$107	$411	$765	$1,761
Class A Shares	$601	$941	$1,328	$2,412
Class C Shares — no redemption	$183	$642	$1,153	$2,559
Class C Shares — with redemption	$283	$642	$1,153	$2,559

EFFECTIVE ON OR ABOUT MARCH 15, 2016, THE FUND’S CURRENT POLICY TO INVEST AT LEAST 80% OF THE FUND’S ASSETS IN EQUITY SECURITIES, INCLUDING COMMON STOCKS AND PREFERRED STOCKS, WILL NO LONGER BE AN INVESTMENT POLICY OF THE FUND.

HUNTINGTON BALANCED ALLOCATION FUND

EFFECTIVE JANUARY 1, 2016, INFORMATION CONTAINED IN THE “FUND SUMMARY – HUNTINGTON BALANCED ALLOCATION FUND – FEES AND EXPENSES” SECTION OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses (including shareholder services fee)(1)	0.52%
Acquired Fund Fees and Expenses	0.86%
Total Annual Fund Operating Expenses	1.73%
Fee Waivers and/or Expense Reimbursements(2)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.56%

(1)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(2)
The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.70% of the Fund’s daily net assets through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$626	$970	$1,346	$2,398

Huntington Dividend Capture Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock
THE HUNTINGTON FUNDS

(the “Trust”)

HUNTINGTON DIVIDEND CAPTURE FUND

(each a “Fund” and together the “Funds”)

SUPPLEMENT DATED JANUARY 13, 2016, TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

Effective December 31, 2015, Huntington Asset Advisors, Inc. (the “Advisor”) was acquired by Rational Capital LLC. The Advisor, renamed Rational Advisors, Inc., is no longer a wholly-owned subsidiary of The Huntington National Bank and is no longer affiliated with Huntington Bancshares, Incorporated. All references to such affiliations are deleted.

HUNTINGTON DIVIDEND CAPTURE FUND

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON DIVIDEND CAPTURE FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	None	None	1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares	Class C Shares
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	1.00%
Other Expenses (including shareholder services fee of 0.25% applicable to Institutional Shares and Class A Shares only)(2)	0.56%	0.56%	0.31%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.39%	1.64%	2.14%
Fee Waivers and/or Expense Reimbursements(3)	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.09%	1.34%	1.84%

(1)	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.
(2)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(3)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25% and 1.75% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under this arrangement for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual periods only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$111	$395	$717	$1,629
Class A Shares	$605	$925	$1,283	$2,290
Class C Shares — no redemption	$187	$626	$1,107	$2,436
Class C Shares — with redemption	$287	$626	$1,107	$2,436

EFFECTIVE ON OR ABOUT MARCH 15, 2016, THE FUND’S 80% INVESTMENT POLICY WILL BE REVISED AS FOLLOWS:

The Fund will invest at least 80% of its assets in dividend-paying stocks, including preferred stocks and real estate investment trusts (“REITs”).

Huntington Global Select Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock
THE HUNTINGTON FUNDS

(the “Trust”)

HUNTINGTON GLOBAL SELECT MARKETS FUND

(each a “Fund” and together the “Funds”)

SUPPLEMENT DATED JANUARY 13, 2016, TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

Effective December 31, 2015, Huntington Asset Advisors, Inc. (the “Advisor”) was acquired by Rational Capital LLC. The Advisor, renamed Rational Advisors, Inc., is no longer a wholly-owned subsidiary of The Huntington National Bank and is no longer affiliated with Huntington Bancshares, Incorporated. All references to such affiliations are deleted.

HUNTINGTON GLOBAL SELECT MARKETS FUND

EFFECTIVE JANUARY 1, 2016, THE INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON GLOBAL SELECT MARKETS FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)(1)	1.68%	1.68%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	2.72%	2.97%
Fee Waivers and/or Expense Reimbursements(2)	(1.38%)	(1.38%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.34%	1.59%

(1)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(2)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.25% and 1.50% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$136	$644	$1,251	$2,895
Class A Shares	$629	$1,160	$1,786	$3,465

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE “FUND SUMMARIES - PRINCIPAL INVESTMENT STRATEGY - HUNTINGTON GLOBAL SELECT MARKETS FUND” SECTION OF THE PROSPECTUS:

As part as part of its emerging markets equity strategy, the Fund’s Sub-Advisor (as defined below) utilizes a currency overlay program designed to neutralize currency risk, which can be a significant drag on portfolio returns if unhedged. The overlay process is fully systematic except at times of exceptional or projected market stress, when management of the Sub-Advisor has discretion to override the model. The Sub-Advisor uses a four-factor dynamic hedging model, with hedge ratios normally updated on a weekly basis. Instruments used in this currency overlay are spot and forward contracts (both deliverable and non-deliverable). Options or similar derivatives are not utilized within the currency overlay program.

Huntington Real Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock
THE HUNTINGTON FUNDS

(the “Trust”)

HUNTINGTON REAL STRATEGIES FUND

(each a “Fund” and together the “Funds”)

SUPPLEMENT DATED JANUARY 13, 2016, TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

Effective December 31, 2015, Huntington Asset Advisors, Inc. (the “Advisor”) was acquired by Rational Capital LLC. The Advisor, renamed Rational Advisors, Inc., is no longer a wholly-owned subsidiary of The Huntington National Bank and is no longer affiliated with Huntington Bancshares, Incorporated. All references to such affiliations are deleted.

HUNTINGTON REAL STRATEGIES FUND

EFFECTIVE JANUARY 1, 2016, INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON REAL STRATEGIES FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)(1)	1.59%	1.59%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	2.45%	2.70%
Fee Waivers and/or Expense Reimbursements(2)	(1.29%)	(1.29%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	1.41%

(1)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(2)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% and 1.25% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$118	$575	$1,127	$2,636
Class A Shares	$612	$1,095	$1,669	$3,224

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE “FUND SUMMARIES - PRINCIPAL INVESTMENT STRATEGY - HUNTINGTON REAL STRATEGIES FUND” SECTION AND THE “PRINCIPAL INVESTMENT STRATEGIES AND RISKS - HUNTINGTON REAL STRATEGIES FUND – INVESTMENT STRATEGY” SECTION OF THE PROSPECTUS:

Consistent with its objective, the Fund may invest in options, futures and other derivative contracts such as swaps. To lower volatility, the Fund may write call options and put options on individual stocks. An option grants to a holder the right, but not the obligation, to buy or sell an asset, including securities, at a specified price on or before a specified date. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION IS ADDED TO THE “FUND SUMMARIES - PRINCIPAL INVESTMENT RISKS – HUNTINGTON REAL STRATEGIES FUND” AND IS ADDED TO THE LIST OF PRINCIPAL RISKS IN THE “PRINCIPAL INVESTMENT STRATEGIES AND RISKS – HUNTINGTON REAL STRATEGIES FUND – WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?” SECTION OF THE PROSPECTUS:

Derivative Contracts and Hybrid Instruments Risk. A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Derivative contracts and hybrid instruments may also involve other risks described in the prospectus or SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Huntington Situs Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock
THE HUNTINGTON FUNDS

(the “Trust”)

HUNTINGTON SITUS FUND

(each a “Fund” and together the “Funds”)

SUPPLEMENT DATED JANUARY 13, 2016, TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

Effective December 31, 2015, Huntington Asset Advisors, Inc. (the “Advisor”) was acquired by Rational Capital LLC. The Advisor, renamed Rational Advisors, Inc., is no longer a wholly-owned subsidiary of The Huntington National Bank and is no longer affiliated with Huntington Bancshares, Incorporated. All references to such affiliations are deleted.

HUNTINGTON SITUS FUND

EFFECTIVE JANUARY 1, 2016, INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS TITLED “FUND SUMMARY – HUNTINGTON SITUS FUND – FEES AND EXPENSES” IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	None	None	1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares	Class C Shares
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	1.00%

Other Expenses (including shareholder services fee of 0.25% applicable to Institutional Shares and Class A Shares only)(2)	0.78%	0.78%	0.53%
Acquired Fund Fees and Expenses	None	None	None
Total Annual Fund Operating Expenses	1.53%	1.78%	2.28%
Fee Waivers and/or Expense Reimbursements(3)	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	1.30%	1.80%

(1)	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.
(2)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(3)	The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25% and 1.75% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$107	$411	$765	$1,761
Class A Shares	$601	$941	$1,328	$2,412
Class C Shares — no redemption	$183	$642	$1,153	$2,559
Class C Shares — with redemption	$283	$642	$1,153	$2,559

EFFECTIVE ON OR ABOUT MARCH 15, 2016, THE FUND’S CURRENT POLICY TO INVEST AT LEAST 80% OF THE FUND’S ASSETS IN EQUITY SECURITIES, INCLUDING COMMON STOCKS AND PREFERRED STOCKS, WILL NO LONGER BE AN INVESTMENT POLICY OF THE FUND.

Huntington Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock
THE HUNTINGTON FUNDS

(the “Trust”)

HUNTINGTON BALANCED ALLOCATION FUND

(each a “Fund” and together the “Funds”)

SUPPLEMENT DATED JANUARY 13, 2016, TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2015, AS AMENDED

Effective December 31, 2015, Huntington Asset Advisors, Inc. (the “Advisor”) was acquired by Rational Capital LLC. The Advisor, renamed Rational Advisors, Inc., is no longer a wholly-owned subsidiary of The Huntington National Bank and is no longer affiliated with Huntington Bancshares, Incorporated. All references to such affiliations are deleted.

HUNTINGTON BALANCED ALLOCATION FUND

EFFECTIVE JANUARY 1, 2016, INFORMATION CONTAINED IN THE “FUND SUMMARY – HUNTINGTON BALANCED ALLOCATION FUND – FEES AND EXPENSES” SECTION OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 78 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses (including shareholder services fee)(1)	0.52%
Acquired Fund Fees and Expenses	0.86%
Total Annual Fund Operating Expenses	1.73%
Fee Waivers and/or Expense Reimbursements(2)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.56%

(1)	“Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
(2)
The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.70% of the Fund’s daily net assets through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$626	$970	$1,346	$2,398